Note 8 - Short-term Borrowings	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]

NOTE 8- SHORT-TERM BORROWINGS

Short-term borrowings payable include securities sold under agreements to repurchase which generally mature on a one to thirty day basis, federal funds purchased, and borrowings from the discount window of the Federal Reserve Bank. Information concerning short-term borrowings is summarized as follows:

(Dollars in thousands)	December 31,
	2014	2013
Balance at end of the year	$3,802	$4,818
Average balance during year	2,343	2,893
Average interest rate during year	0.23%	0.26%
Maximum month-end balance during the year	$9,808	$8,833

The Company has collateralized the repurchase agreements with securities with an aggregate cost basis and fair value of $2,591,000 and $2,593,000 respectively, at December 31, 2014.